Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Central Fund Series II
Entity Central Index Key	0001841440
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Capital Group Central Corporate Bond Fund (Class M)
Shareholder Report [Line Items]
Fund Name	Capital Group Central Corporate Bond Fund
Class Name	Class M
Trading Symbol	CCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Central Corporate Bond Fund (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CCBF-M. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CCBF-M
Expenses [Text Block]
What were the fund
costs
for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †
*
Amount less than $1.
†
Amount less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class M shares gained 5.81% for the year ended May 31, 2026. That result compares with a 5.13% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, U.S. corporate bonds posted strong returns. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts over the period. Treasury yields varied, ending the period at their highest level since January. Meanwhile, credit spreads tightened modestly, underpinned by strong investor demand and resilient corporate fundamentals.
Within the fund, holdings in electric utilities and Treasuries sectors were particularly additive to results, relative to the benchmark. Similarly, holdings in consumer noncyclicals, insurance and cash & money markets added to relative returns.
Conversely, investments in energy and banking-related bonds weighed on results relative to the benchmark. To a l
e
sser degree, holdings within technology and consumer cyclical sectors detracted. Additionally, exposure to derivatives, duration and curve positioning detracted from the overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Group Central Corporate Bond Fund — Class M 2	5.81%	0.62%	0.60%
Bloomberg U.S. Aggregate Index 3	5.13%	0.17%	0.20%
1
Class M shares were first offered on April 23, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 23, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,930,000,000
Holdings Count | Holding	852
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	213.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,930
Total number of portfolio holdings	852
Total advisory fees paid (in millions)	None
Portfolio turnover rate	213%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.

[1]	Amount less than $1.
[2]	Amount less than 0.01%.